Submission	Jul. 01, 2026
Submission [Line Items]
Central Index Key	0001940674
Registrant Name	SMX (Security Matters) Public Ltd Co
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES